united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Value
	COMMON STOCKS - 88.9%
	ADVERTISING - 0.1%
2,127	Harte-Hanks, Inc.	$ 9,976
1,080	Sizmek, Inc. *	8,381
		18,357
	AEROSPACE/DEFENSE - 1.5%
1,869	AAR Corp.	50,370
3,043	Aerojet Rocketdyne Holdings, Inc. *	71,237
992	Aerovironment, Inc. *	25,851
1,054	Cubic Corp.	46,766
2,632	Curtiss-Wright Corp.	177,318
1,360	Kaman Corp.	53,679
2,213	Moog, Inc. *	147,961
254	National Presto Industries, Inc.	20,107
		593,289
	AGRICULTURE - 0.3%
1,287	Andersons, Inc.	48,005
1,301	Universal Corp.	74,222
		122,227
	AIRLINES - 0.7%
699	Allegiant Travel Co.	148,698
2,725	Hawaiian Holdings, Inc. *	59,187
2,351	Republic Airways Holdings, Inc. *	11,849
2,335	SkyWest, Inc.	38,668
		258,402
	APPAREL - 1.6%
4,022	Crocs, Inc. *	63,266
2,078	G-III Apparel Group Ltd. *	150,094
2,323	Iconix Brand Group, Inc. *	50,479
700	Oxford Industries, Inc.	58,751
552	Perry Ellis International, Inc. *	13,298
2,943	Steven Madden Ltd. *	122,664
686	Unifi, Inc. *	21,170
5,752	Wolverine World Wide, Inc.	168,649
		648,371
	AUTO PARTS & EQUIPMENT - 0.7%
1,758	Dorman Products, Inc. *	92,787
1,878	Gentherm, Inc. *	94,520
1,016	Standard Motor Products, Inc.	37,155
1,182	Superior Industries International, Inc.	19,999
2,691	Titan International, Inc.	25,134
		269,595
	BANKS - 7.9%
933	Banner Corp.	44,467
3,923	BBCN Bancorp, Inc.	60,218
4,123	Boston Private Financial Holdings, Inc.	51,867
1,579	Cardinal Financial Corp.	36,885
1,350	Central Pacific Financial Corp.	31,442
752	City Holding Co.	36,261
3,020	Columbia Banking System, Inc.	99,026

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	BANKS (continued) - 7.9%
1,983	Community Bank System, Inc.	$ 75,810
5,539	CVB Financial Corp.	98,096
5,050	First BanCorp. *	21,766
4,330	First Commonwealth Financial Corp.	39,836
3,068	First Financial Bancorp.	58,323
3,552	First Financial Bankshares, Inc.	120,697
4,468	First Midwest Bancorp, Inc.	83,864
804	First NBC Bank Holding Co. *	30,713
9,432	FNB Corp.	130,067
4,104	Glacier Bancorp, Inc.	115,322
1,622	Hanmi Financial Corp.	41,053
3,039	Home BancShares, Inc.	121,013
1,254	Independent Bank Corp.	60,643
1,838	LegacyTexas Financial Group, Inc.	55,857
3,487	MB Financial, Inc.	118,907
8,048	National Penn Bancshares, Inc.	86,275
2,075	NBT Bancorp, Inc.	56,087
2,089	OFG Bancorp.	16,837
5,203	Old National Bancorp.	74,871
1,851	Pinnacle Financial Partners, Inc.	98,270
3,982	PrivateBancorp, Inc.	164,616
1,414	S&T Bancorp, Inc.	43,721
760	Simmons First National Corp.	34,542
1,054	Southside Bancshares, Inc.	28,795
10,259	Susquehanna Bancshares, Inc.	145,678
2,844	Talmer Bancorp, Inc.	46,357
2,500	Texas Capital Bancshares, Inc. *	147,350
564	Tompkins Financial Corp.	30,484
4,493	TrustCo Bank Corp.	27,991
2,339	UMB Financial Corp.	128,224
3,661	United Bankshares, Inc.	148,380
2,123	United Community Banks, Inc.	44,307
1,340	Walker & Dunlop, Inc. *	32,093
1,239	Westamerica Bancorporation.	60,686
3,466	Wilshire Bancorp, Inc.	40,275
2,669	Wintrust Financial Corp.	143,913
		3,131,885
	BIOTECHNOLOGY - 1.4%
2,055	Acorda Therapeutics, Inc. *	70,610
388	ANI Pharmaceuticals, Inc. *	27,560
1,500	Cambrex Corp. *	73,875
1,429	Emergent Biosolutions, Inc. *	46,914
913	Ligand Pharmaceuticals, Inc. *	98,841
3,655	Medicines Co. *	114,730
3,213	Momenta Pharmaceuticals, Inc. *	69,851
1,568	Repligen Corp. *	54,896
2,821	Spectrum Pharmaceuticals, Inc. *	19,507
		576,784

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	BUILDING MATERIALS - 1.6%
1,954	AAON, Inc.	$ 43,359
1,664	Apogee Enterprises, Inc.	91,820
1,931	Boise Cascade Co. *	64,071
1,388	Drew Industries, Inc.	81,420
1,424	Gibraltar Industries, Inc. *	27,255
2,142	Griffon Corp.	36,928
3,484	Headwaters, Inc. *	66,231
2,325	PGT, Inc. *	37,363
1,841	Quanex Building Products Corp.	36,967
2,361	Simpson Manufacturing Co, Inc.	84,571
970	Universal Forest Products, Inc.	61,595
		631,580
	CHEMICALS - 1.7%
1,444	A Schulman, Inc.	53,760
1,298	Aceto Corp.	30,412
1,349	American Vanguard Corp.	17,294
1,542	Balchem Corp.	87,385
2,639	Calgon Carbon Corp.	46,684
435	Hawkins, Inc.	15,869
2,644	HB Fuller Co.	105,919
1,024	Innophos Holdings, Inc.	52,716
2,675	Intrepid Potash, Inc. *	22,845
1,062	Koppers Holdings, Inc.	21,559
1,636	Kraton Performance Polymers, Inc. *	33,571
1,497	OM Group, Inc.	50,718
638	Quaker Chemical Corp.	59,143
1,977	Rayonier Advanced Materials, Inc.	27,777
970	Stepan Co.	47,540
		673,192
	COAL - 0.1%
2,825	Cloud Peak Energy, Inc. *	8,984
3,148	SunCoke Energy, Inc.	38,689
		47,673
	COMMERCIAL SERVICES - 4.4%
2,956	ABM Industries, Inc.	97,430
1,226	Albany Molecular Research, Inc. *	25,918
856	American Public Education, Inc. *	22,145
2,638	AMN Healthcare Services, Inc. *	77,636
2,408	Brink's Co.	75,202
494	Capella Education Co.	25,446
2,555	Cardtronics, Inc. *	94,714
2,738	Career Education Corp. *	8,707
751	CDI Corp.	9,095
470	CorVel Corp. *	15,021
1,471	Cross Country Healthcare, Inc. *	17,755
1,630	ExamWorks Group, Inc. *	57,180
508	Forrester Research, Inc.	15,890
1,946	Green Dot Corp. *	40,321
4,023	Healthcare Services Group, Inc.	140,443

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	COMMERCIAL SERVICES (continued) - 4.4%
1,734	HealthEquity, Inc. *	$ 58,367
1,917	Heartland Payment Systems, Inc.	119,429
852	Heidrick & Struggles International, Inc.	18,633
5,415	HMS Holdings Corp. *	62,381
1,093	Insperity, Inc.	54,956
1,511	Kelly Services, Inc.	22,574
2,812	Korn/Ferry International	94,146
429	Landauer, Inc.	15,221
322	LendingTree, Inc. *	26,700
1,454	Matthews International Corp.	78,298
498	Medifast, Inc. *	15,373
1,637	Monro Muffler Brake, Inc.	103,540
4,488	Monster Worldwide, Inc. *	31,640
2,258	Navigant Consulting, Inc. *	35,496
1,466	Nutrisystem, Inc.	44,053
2,576	On Assignment, Inc. *	98,712
1,908	Resources Connection, Inc.	30,204
517	Strayer Education, Inc. *	28,750
2,058	TrueBlue, Inc. *	53,014
1,161	Universal Technical Institute, Inc.	7,396
951	Viad Corp.	27,265
		1,749,051
	COMPUTERS - 1.6%
645	Agilysys, Inc. *	5,463
1,231	CACI International, Inc. *	101,102
3,550	Ciber, Inc. *	11,750
2,636	Electronics For Imaging, Inc. *	120,465
812	Engility Holdings, Inc.	17,791
1,499	ExlService Holdings, Inc. *	58,116
2,060	Insight Enterprises, Inc. *	55,599
2,498	LivePerson, Inc. *	24,006
1,601	Mercury Systems, Inc. *	22,558
714	MTS Systems Corp.	46,131
1,671	Super Micro Computer, Inc. *	44,566
1,820	Sykes Enterprises, Inc. *	44,372
889	TeleTech Holdings, Inc.	24,119
1,287	Virtusa Corp. *	61,699
		637,737
	COSMETICS/PERSONAL CARE - 0.1%
902	Inter Parfums, Inc.	27,412

	DISTRIBUTION/WHOLESALE - 0.7%
1,888	Essendant, Inc.	69,516
2,431	Pool Corp.	171,191
1,377	ScanSource, Inc. *	52,092
		292,799
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
769	Calamos Asset Management, Inc.	9,236
1,182	Encore Capital Group, Inc. *	50,838

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (continued) - 2.8%
1,193	Enova International, Inc. *	$ 21,569
1,888	Evercore Partners, Inc.	111,014
2,723	Financial Engines, Inc.	124,877
1,317	Greenhill & Co, Inc.	51,798
3,175	Interactive Brokers Group, Inc.	127,476
1,668	Investment Technology Group, Inc.	33,944
2,068	MarketAxess Holdings, Inc.	202,250
797	Piper Jaffray Cos. *	35,746
2,648	PRA Group, Inc. *	168,280
347	Virtus Investment Partners, Inc.	41,938
1,890	WageWorks, Inc. *	94,406
446	World Acceptance Corp. *	24,271
		1,097,643
	ELECTRIC - 1.5%
2,450	ALLETE, Inc.	118,311
3,193	Avista Corp.	105,433
1,984	El Paso Electric Co.	72,277
2,692	NorthWestern Corp.	144,937
3,252	UIL Holdings Corp.	155,901
		596,859
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
1,795	Advanced Energy Industries, Inc. *	47,011
919	Encore Wire Corp.	31,549
2,457	Enersys	153,440
2,254	General Cable Corp.	36,785
1,192	Littelfuse, Inc.	109,664
534	Powell Industries, Inc.	15,935
897	Vicor Corp. *	9,338
		403,722
	ELECTRONICS - 2.7%
401	American Science & Engineering, Inc.	17,921
720	Badger Meter, Inc.	42,350
547	Bel Fuse, Inc.	12,078
2,640	Benchmark Electronics, Inc. *	58,238
2,293	Brady Corp.	53,931
1,930	Checkpoint Systems, Inc.	16,868
1,223	Coherent, Inc. *	70,873
1,615	CTS Corp.	30,346
1,041	Electro Scientific Industries, Inc.	4,789
1,250	ESCO Technologies, Inc.	47,587
818	FARO Technologies, Inc. *	35,902
2,441	II-VI, Inc. *	41,497
1,920	Itron, Inc. *	61,882
1,823	Methode Electronics, Inc.	48,911
1,871	Newport Corp. *	29,637
899	OSI Systems, Inc. *	63,092
1,015	Park Electrochemical Corp.	17,925
1,627	Plexus Corp. *	62,054
1,346	Rofin-Sinar Technologies, Inc. *	33,569

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	ELECTRONICS (continued) - 2.7%
921	Rogers Corp. *	$ 51,548
4,735	Sanmina Corp. *	104,501
2,765	TASER International, Inc. *	75,263
2,562	TTM Technologies, Inc. *	23,391
1,384	Watts Water Technologies, Inc.	76,757
		1,080,910
	ENERGY - ALTERNATE SOURCES - 0.2%
1,155	FutureFuel Corp.	13,213
1,748	Green Plains, Inc.	39,243
248	REX American Resources Corp. *	12,807
		65,263
	ENGINEERING & CONSTRUCTION - 1.3%
1,804	Aegion Corp. *	35,665
1,867	Comfort Systems USA, Inc.	51,604
1,789	Dycom Industries, Inc. *	118,181
3,460	EMCOR Group, Inc.	165,492
1,272	Exponent, Inc.	56,591
1,041	MYR Group, Inc. *	31,272
1,369	Orion Marine Group, Inc. *	9,912
1,849	TopBuild Corp. *	53,177
		521,894
	ENTERTAINMENT - 0.7%
1,519	Marriott Vacations Worldwide Corp.	126,989
3,104	Pinnacle Entertainment, Inc. *	119,504
2,503	Scientific Games Corp. *	37,795
		284,288
	ENVIRONMENTAL CONTROL - 0.3%
3,002	Tetra Tech, Inc.	79,973
1,062	US Ecology, Inc.	48,735
		128,708
	FOOD - 1.8%
2,983	B&G Foods, Inc.	88,088
737	Calavo Growers, Inc.	40,174
1,693	Cal-Maine Foods, Inc.	91,693
8,989	Darling Ingredients, Inc. *	115,508
1,221	Diamond Foods, Inc. *	39,450
855	J&J Snack Foods Corp.	101,198
996	Sanderson Farms, Inc.	71,722
388	Seneca Foods Corp. *	11,326
2,990	Snyder's-Lance, Inc.	97,235
1,819	SpartanNash Co.	58,590
		714,984
	FOREST PRODUCTS & PAPER - 0.6%
942	Clearwater Paper Corp. *	55,437
513	Deltic Timber Corp.	33,294
777	Neenah Paper, Inc.	47,071
2,068	PH Glatfelter Co.	42,208
1,495	Schweitzer-Mauduit International, Inc.	59,351

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	FOREST PRODUCTS & PAPER (continued) - 0.6%
376	Veritiv Corp. *	$ 14,010
		251,371
	GAS - 1.8%
2,279	Laclede Group, Inc.	123,317
4,670	New Jersey Resources Corp.	134,963
1,315	Northwest Natural Gas Co.	56,926
4,448	Piedmont Natural Gas Co, Inc.	169,069
3,767	South Jersey Industries, Inc.	91,312
2,547	Southwest Gas Corp.	143,498
		719,085
	HAND/MACHINE TOOLS - 0.1%
1,994	Franklin Electric Co, Inc.	57,547

	HEALTHCARE - PRODUCTS - 4.0%
1,020	Abaxis, Inc.	51,061
2,112	ABIOMED, Inc. *	163,596
3,618	Affymetrix, Inc. *	39,653
590	Analogic Corp.	47,524
1,233	AngioDynamics, Inc. *	19,111
1,987	Cantel Medical Corp.	109,047
1,538	CONMED Corp.	87,235
1,127	CryoLife, Inc.	12,341
1,291	Cyberonics, Inc. *	79,267
1,090	Cynosure, Inc. *	42,292
1,208	Greatbatch, Inc. *	65,872
2,664	Haemonetics Corp. *	106,587
1,692	Hanger, Inc. *	36,615
654	ICU Medical, Inc. *	65,348
1,430	Integra LifeSciences Holdings Corp. *	91,706
1,418	Invacare Corp.	24,177
1,921	Luminex Corp. *	33,099
2,387	Masimo Corp. *	99,490
2,070	Meridian Bioscience, Inc.	37,446
2,109	Merit Medical Systems, Inc. *	53,906
5,013	Mimedx Group, Inc. *	53,789
1,606	Natus Medical, Inc. *	72,527
2,769	NuVasive, Inc. *	152,323
622	SurModics, Inc. *	14,611
695	Vascular Solutions, Inc *	25,875
		1,584,498
	HEALTHCARE - SERVICES - 2.4%
1,685	Air Methods Corp. *	66,372
387	Almost Family, Inc. *	16,935
1,763	Amedisys, Inc. *	76,920
2,587	Amsurg Corp. *	185,591
1,153	Bio-Reference Laboratires, Inc. *	51,159
928	Chemed Corp.	137,771
1,090	Ensign Group, Inc.	55,721
1,710	Healthways, Inc. *	21,649

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	HEALTHCARE - SERVICES (continued) - 2.4%
808	IPC Healthcare, Inc. *	$ 44,803
4,298	Kindred Healthcare, Inc.	88,668
562	LHC Group, Inc. *	22,643
1,514	Magellan Health, Inc. *	91,733
580	Providence Service Corp.*	27,295
4,815	Select Medical Holdings Corp.	69,480
		956,740
	HOME BUILDERS - 0.8%
1,159	M/I Homes, Inc. *	29,068
1,967	Meritage Homes Corp. *	88,712
2,445	Ryland Group, Inc.	111,174
7,187	Standard Pacific Corp. *	64,611
1,231	Winnebago Industries, Inc.	27,488
		321,053
	HOME FURNISHINGS - 0.9%
608	American Woodmark Corp. *	39,982
1,820	Daktronics, Inc.	20,803
817	DTS, Inc. *	23,276
1,299	Ethan Allen Interiors, Inc.	39,217
1,444	iRobot Corp. *	44,461
2,530	La-Z-Boy, Inc.	64,262
2,532	Select Comfort Corp. *	65,933
761	Universal Electronics, Inc. *	39,450
777	VOXX International Corp. *	6,216
		343,600
	HOUSEHOLD PRODUCTS/WARES - 0.6%
2,041	Central Garden & Pet Co. *	20,573
1,381	Helen of Troy Ltd. *	121,224
2,346	Wausau Paper Corp.	20,739
676	WD-40 Co.	60,590
		223,126
	HOUSEWARES - 0.5%
3,038	Toro Co.	207,587

	INSURANCE - 2.5%
3,938	American Equity Investment Life Holding Co.	116,329
912	AMERISAFE, Inc.	45,646
907	eHealth, Inc. *	14,757
1,523	Employers Holdings, Inc.	36,552
407	HCI Group, Inc.	18,266
2,058	Horace Mann Educators Corp.	72,524
549	Infinity Property & Casualty Corp.	42,553
2,060	Montpelier Re Holdings Ltd.	87,859
524	Navigators Group, Inc. *	40,966
3,035	ProAssurance Corp.	146,560
2,049	RLI Corp.	113,166
612	Safety Insurance Group, Inc.	35,490
3,165	Selective Insurance Group, Inc.	97,514
1,075	Stewart Information Services Corp.	44,204

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	INSURANCE (continued) - 2.5%
988	United Fire Group, Inc.	$ 34,145
848	United Insurance Holdings Corp.	13,619
1,417	Universal Insurance Holdings, Inc.	38,854
		999,004
	INTERNET - 1.6%
4,340	8x8, Inc. *	37,801
1,927	Blucora, Inc. *	27,306
523	Blue Nile, Inc. *	16,590
1,902	ComScore, Inc. *	111,267
1,960	DHI Group, Inc. *	15,621
965	FTD Cos, Inc. *	28,110
1,016	HealthStream, Inc. *	28,509
2,529	j2 Global, Inc.	178,042
1,089	Liquidity Services, Inc. *	9,779
2,855	NIC, Inc.	51,504
1,750	Perficient, Inc. *	28,402
1,573	QuinStreet, Inc. *	9,155
708	Stamps.com, Inc. *	48,569
1,330	VASCO Data Security International, Inc. *	27,119
1,167	XO Group, Inc. *	17,307
		635,081
	IRON/STEEL - 0.1%
8,882	AK Steel Holding Corp. *	26,202

	LEISURE TIME - 0.1%
667	Arctic Cat, Inc.	19,083
3,651	Callaway Golf Co.	33,443
		52,526
	LODGING - 0.3%
3,863	Boyd Gaming Corp. *	66,019
1,942	Interval Leisure Group, Inc.	41,404
868	Marcus Corp.	18,193
394	Monarch Casino & Resort, Inc. *	7,332
		132,948
	MACHINERY - CONSTRUCTION & MINING - 0.1%
892	Astec Industries, Inc.	35,065

	MACHINERY - DIVERSIFIED - 0.9%
1,424	Albany International Corp.	53,001
2,029	Applied Industrial Technologies, Inc.	78,380
2,275	Briggs & Stratton Corp.	42,042
1,508	Chart Industries, Inc. *	41,168
620	DXP Enterprises, Inc. *	22,754
581	Lindsay Corp.	48,729
901	Tennant Co.	53,889
		339,963
	MEDIA - 0.5%
2,525	EW Scripps Co.	55,474
5,781	Gannett, Inc.	73,130

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	MEDIA (continued) - 0.5%
1,269	Scholastic Corp.	$ 54,681
		183,285
	METAL FABRICATE/HARDWARE - 0.4%
1,081	AM Castle & Co. *	3,081
912	CIRCOR International, Inc.	43,621
586	Haynes International, Inc.	24,946
2,946	Mueller Industries, Inc.	95,362
460	Olympic Steel, Inc.	5,575
		172,585
	MINING - 0.8%
2,482	Century Aluminum Co. *	23,132
3,082	Globe Specialty Metals, Inc.	47,586
999	Kaiser Aluminum Corp.	84,366
1,003	Materion Corp.	30,692
6,216	Stillwater Mining Co. *	59,176
2,631	US Silica Holdings, Inc.	59,250
		304,202
	MISCELLANEOUS MANUFACTURER - 2.0%
3,087	Actuant Corp.	71,186
1,320	Azz, Inc.	68,310
2,822	Barnes Group, Inc.	109,861
1,177	EnPro Industries, Inc.	59,650
1,441	Fabrinet *	26,745
2,988	Federal Signal Corp.	44,700
3,776	Harsco Corp.	51,882
3,520	Hilldenbrand, Inc.	99,827
1,463	John Bean Technologies Corp.	53,326
1,016	LSB Industries, Inc. *	37,501
806	Lydall, Inc. *	23,946
1,126	Myers Industries, Inc.	17,036
610	Standex International Corp.	45,653
956	Sturm Ruger & Co, Inc.	57,379
1,177	Tredegar Corp.	19,844
		786,846
	OFFICE FURNISHINGS - 0.2%
3,188	Interface, Inc.	82,792

	OIL & GAS - 0.9%
1,682	Approach Resources, Inc. *	6,543
2,599	Bill Barrett Corp. *	14,762
1,875	Bonanza Creek Energy, Inc. *	14,644
2,414	Carrizo Oil & Gas, Inc. *	92,046
2,461	Comstock Resources, Inc.	3,101
780	Contango Oil & Gas Co. *	7,160
2,681	Northern Oil and Gas, Inc. *	12,762
2,037	PDC Energy, Inc. *	95,637
3,395	Penn Virginia Corp. *	4,549
2,702	Rex Energy Corp. *	6,052
2,889	Stone Energy Corp. *	16,727

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	OIL & GAS (continued) - 0.9%
4,153	Synergy Resources Corp. *	$ 40,409
2,235	Unit Corp. *	44,097
		358,489
	OIL & GAS SERVICES - 1.1%
1,775	Basic Energy Services, Inc. *	10,721
1,713	Bristow Group, Inc.	77,171
970	CARBO Ceramics, Inc.	31,864
3,845	Exterran Holdings, Inc.	95,318
2,595	Flotek Industries, Inc. *	44,426
731	Geospace Technologies Corp. *	12,749
603	Gulf Island Fabrication, Inc.	6,880
1,301	Gulfmark Offshore, Inc.	12,255
6,542	ION Geophysical Corp. *	5,168
1,268	Matrix Service Co. *	24,574
4,001	Newpark Resources, Inc. *	28,927
2,916	Pioneer Energy Services Corp. *	10,673
861	SEACOR Holdings, Inc. *	54,389
1,756	Tesco Corp.	16,858
3,812	TETRA Technologies, Inc. *	18,145
		450,118
	PACKAGING & CONTAINERS - 0.3%
4,373	KapStone Paper and Packaging Corp.	102,328

	PHARMACEUTICALS - 2.2%
670	Anika Therapeutics, Inc. *	25,393
3,336	Depomed, Inc. *	105,084
594	Enanta Pharmaceuticals, Inc. *	30,086
3,618	Impax Laboratories, Inc. *	175,328
1,542	Lannett Co, Inc. *	91,903
6,913	Nektar Therapeutics *	87,173
1,934	Neogen Corp. *	112,539
1,490	PharMerica Corp. *	50,913
2,746	Prestige Brands Holding, Inc. *	130,765
1,157	Sagent Pharmaceuticals, Inc. *	28,439
1,346	Supernus Pharmaceuticals, Inc. *	28,549
		866,172
	REAL ESTATE - 0.2%
1,672	Forestar Group, Inc. *	21,402
1,595	HFF, Inc.	73,115
		94,517
	REAL ESTATE INVESTMENT TRUSTS - 7.7%
3,575	Acadia Realty Trust	114,329
865	Agree Realty Corp.	26,806
1,809	American Assets Trust, Inc.	75,291
3,321	Associated Estates Realty Corp.	95,479
4,719	Capstead Mortgage Corp.	52,239
1,352	CareTrust REIT, Inc.	17,549
3,729	Cedar Realty Trust, Inc.	24,984
3,120	Chesapeake Lodging Trust	100,058

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 7.7%
1,332	CoreSite Realty Corp.	$ 66,866
11,785	Cousins Properties, Inc.	122,328
11,503	DiamondRock Hospitality Co.	145,053
1,674	EastGroup Properties, Inc.	100,775
2,694	Education Realty Trust, Inc.	85,238
3,192	EPR Properties	182,327
4,327	Franklin Street Properties Corp.	50,929
4,198	GEO Group, Inc.	158,475
1,236	Getty Realty Corp.	20,542
3,427	Government Properties Income Trust	59,184
5,652	Healthcare Realty Trust, Inc.	135,874
4,375	Inland Real Estate Corp.	42,962
4,376	Kite Realty Group Trust	115,526
11,710	Lexington Realty Trust	100,706
1,720	LTC Properties, Inc.	75,456
11,766	Medical Properties Trust, Inc.	160,841
4,134	Parkway Properties, Inc.	74,164
3,339	Pennsylvania Real Estate Investment Trust	73,191
3,046	Post Properties, Inc.	173,439
942	PS Business Parks, Inc.	72,525
5,228	Retail Opportunity Investments Corp.	89,660
3,591	Sabra Health Care REIT, Inc.	98,214
575	Saul Centers, Inc.	29,831
1,977	Sovran Self Storage, Inc.	188,230
4,189	Summit Hotel Properties, Inc.	57,096
621	Universal Health Realty Income Trust	30,410
1,396	Urstadt Biddle Properties, Inc.	26,664
		3,043,241
	RETAIL - 5.8%
2,379	Barnes & Noble, Inc. *	62,544
803	Big 5 Sporting Goods Corp.	8,841
79	Biglari Holdings, Inc. *	34,350
1,016	BJ's Restaurants, Inc. *	52,385
1,144	Bob Evans Farms, Inc.	57,109
1,331	Buckle, Inc.	58,870
2,153	Caleres, Inc.	71,135
1,435	Cash America International, Inc.	39,793
1,223	Cato Corp.	46,975
1,036	Children's Place, Inc.	59,984
1,902	Christopher & Banks Corp. *	6,143
936	DineEquity, Inc.	97,353
2,228	Ezcorp, Inc. *	15,797
2,300	Finish Line, Inc.	63,227
1,364	First Cash Financial Services, Inc. *	55,474
2,082	Francesca's Holdings Corp. *	25,317
1,665	Fred's, Inc.	30,037
1,368	Genesco, Inc. *	88,496
1,186	Group 1 Automotive, Inc.	115,006
1,070	Haverty Furniture Cos, Inc.	23,733

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	RETAIL (continued) - 5.8%
1,208	Hibbett Sports, Inc. *	$ 55,024
780	Kirkland's, Inc.	21,278
1,246	Lithia Motors, Inc.	149,134
1,269	Lumber Liquidators Holdings, Inc. *	24,492
1,203	MarineMax, Inc. *	21,726
2,579	Men's Wearhouse, Inc.	153,502
873	Movado Group, Inc.	22,113
901	Outerwall, Inc.	63,809
1,603	Papa John's International, Inc.	121,123
2,688	Pep Boys *	31,853
1,058	PetMed Express, Inc.	17,827
1,101	Popeyes Louisiana Kitchen, Inc. *	66,809
682	Red Robin Gourmet Burgers, Inc. *	62,505
2,246	Regis Corp. *	32,859
3,239	Ruby Tuesday, Inc. *	23,774
1,771	Ruth's Hospitality Group, Inc.	31,046
1,541	Sonic Automotive, Inc.	35,890
2,435	Sonic Corp.	72,368
1,614	Stage Stores, Inc.	28,406
1,385	Stein Mart, Inc.	14,113
3,416	Texas Roadhouse, Inc.	134,556
1,999	Tuesday Morning Corp. *	18,751
1,530	Vitamin Shoppe, Inc. *	56,243
1,010	Zumiez, Inc. *	26,361
		2,298,131
	SAVINGS & LOANS - 1.3%
4,160	Astoria Financial Corp.	62,899
1,902	Bank Mutual Corp.	13,827
755	Bofl Holding, Inc. *	92,752
3,409	Brookline Bancorp, Inc.	38,419
1,504	Dime Community Bancshares, Inc.	25,568
2,359	Northfield Bancorp, Inc.	35,526
4,479	Northwest Bancshares, Inc.	56,839
1,843	Oritani Financial Corp.	28,954
2,547	Provident Financial Services, Inc.	49,972
6,640	Sterling Bancorp	98,870
		503,626
	SEMICONDUCTORS - 2.8%
3,233	Brooks Automation, Inc.	34,108
1,153	Cabot Microelectronics Corp. *	52,277
1,016	CEVA, Inc. *	19,030
3,282	Cirrus Logic, Inc. *	108,339
1,149	Cohu, Inc.	11,387
1,802	Diodes, Inc. *	39,986
1,047	DSP Group, Inc. *	9,140
2,394	Exar Corp. *	18,841
2,627	Kopin Corp. *	7,828
3,773	Kulicke & Soffa Industries, Inc. *	39,277
2,095	Micrel, Inc.	29,225

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	SEMICONDUCTORS (continued) - 2.8%
5,310	Microsemi Corp.*	$ 174,911
2,946	MKS Instruments, Inc.	104,583
1,904	Monolithic Power Systems, Inc.	98,456
1,106	Nanometrics, Inc. *	15,130
897	Pericom Semiconductor Corp.	10,737
1,395	Power Integrations, Inc.	54,070
4,196	QLogic Corp. *	37,219
1,683	Rudolph Technologies, Inc. *	18,883
3,290	Semtech Corp.*	57,871
2,428	Tessera Technologies, Inc.	84,154
1,415	Ultratech, Inc. *	22,527
1,902	Veeco Instruments, Inc. *	49,224
		1,097,203
	SOFTWARE - 3.9%
2,614	Blackbaud, Inc.	159,872
1,901	Bottomline Technologies de, Inc. *	52,202
512	Computer Programs & Systems, Inc.	23,946
1,574	Constant Contact, Inc. *	40,672
1,664	CSG Systems International, Inc.	51,751
2,531	Dealertrack Technologies, Inc. *	157,099
1,285	Digi International, Inc. *	13,004
1,429	Ebix, Inc.	44,285
1,591	Epiq Systems, Inc.	26,331
833	Interactive Intelligence Group, Inc. *	34,536
1,181	ManTech International Corp.	35,206
2,943	MedAssets, Inc. *	68,572
3,057	Medidata Solutions, Inc. *	164,467
479	MicroStrategy, Inc. *	97,644
1,946	Monotype Imaging Holdings, Inc.	48,514
2,020	Omnicell, Inc. *	73,770
2,435	Progress Software Corp. *	72,271
2,171	Quality Systems, Inc.	27,680
1,914	Synchronoss Technologies, Inc. *	91,489
1,524	SYNNEX Corp.	115,260
4,702	Take-Two Interactive Software, Inc. *	148,489
1,740	Tangoe, Inc. *	19,175
		1,566,235
	STORAGE/WAREHOUSING - 0.2%
2,576	Mobile Mini, Inc.	95,647

	TELECOMMUNICATIONS - 2.0%
2,606	ADTRAN, Inc.	42,999
1,557	Anixter International, Inc. *	103,089
487	Atlantic Tele-Network, Inc.	34,450
788	Black Box Corp.	12,340
1,763	CalAmp Corp. *	30,165
10,476	Cincinnati Bell, Inc. *	40,961
773	Comtech Telecommunications Corp.	22,270
2,327	Consolidated Communications Holdings, Inc.	46,377

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	TELECOMMUNICATIONS (continued) - 2.0%
1,525	General Communication, Inc. *	$ 28,060
4,274	Harmonic, Inc. *	25,687
3,930	Iridium Communications, Inc. *	29,161
2,878	Ixia *	37,990
1,371	LogMeIn, Inc. *	100,878
921	Lumos Networks Corp.	12,857
1,653	NETGEAR, Inc. *	55,359
1,119	Spok Holdings, Inc.	18,721
2,469	ViaSat, Inc. *	153,078
		794,442
	TEXTILES - 0.4%
957	G&K Services, Inc.	62,741
823	UniFirst Corp.	91,205
		153,946
	TRANSPORTATION - 2.0%
1,184	ArcBest Corp.	39,131
1,177	Atlas Air Worldwide Holdings, Inc. *	57,850
1,093	Celadon Group, Inc.	23,718
1,235	Echo Global Logistics, Inc. *	39,890
975	Era Group, Inc. *	16,507
1,719	Forward Air Corp.	83,457
2,734	Heartland Express, Inc.	58,316
1,595	Hornbeck Offshore Services, Inc. *	29,029
1,648	Hub Group, Inc. *	69,430
3,433	Knight Transportation, Inc.	92,828
1,170	Marten Transport Ltd.	22,686
2,238	Matson, Inc.	92,698
1,368	Roadrunner Transportation System, Inc. *	35,814
1,260	Saia, Inc. *	54,709
2,389	Tidewater, Inc.	46,657
4,399	Uti Worldwide, Inc. *	36,952
		799,672
	WATER - 0.2%
1,906	American States Water Co.	73,476

	TOTAL COMMON STOCKS (Cost $34,463,436)	35,284,974

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 10.2%
	EQUITY FUNDS - 10.2%
16,200	iShares Core S&P Small-Cap ETF	$ 1,893,780
20,185	SPDR S&P 600 Small Cap ETF	2,169,282
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,994,378)	4,063,062

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
585,866	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 0.00% ** (Cost $585,866)	$ 585,866

	TOTAL INVESTMENTS - 100.6% (Cost $39,043,680) (a)	$ 39,933,902
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(230,427)
	NET ASSETS - 100.0%	$ 39,703,475

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,043,680 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ 3,121,164
Unrealized Depreciation:	(2,230,942)
Net Unrealized Appreciation:	$ 890,222
* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/29/2015

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/ Treasurer

Date 9/29/2015